UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03541

Asset Management Fund

(Exact name of registrant as specified in charter)

Foreside Management Services, LLC

690 Taylor Road, Suite 210

Gahanna, OH 43230

(Address of principal executive offices) (Zip Code)

Foreside Management Services, LLC

690 Taylor Road, Suite 210

Gahanna, OH 43230

(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 416-9058

Date of fiscal year end: June 30

Date of reporting period: September 30, 2018

Item 1.	Schedules of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Schedule of Portfolio Investments
AAMA Equity Fund
September 30, 2018 (Unaudited)

COMMON STOCKS - 41.4%	Shares	Value
AEROSPACE & DEFENSE - 2.1%
Boeing Company (The)	13,200	$4,909,080
Rockwell Collins, Inc.	4,900	688,303
Spirit AeroSystems Holdings, Inc. - Class A	8,900	815,863
TransDigm Group, Inc. (a)	2,000	744,600
		7,157,846
AIR FREIGHT & LOGISTICS - 0.4%
FedEx Corporation	6,000	1,444,740

AIRLINES - 0.3%
Southwest Airlines Company	15,200	949,240

BANKS - 6.3%
Bank of America Corporation	137,800	4,059,588
BB&T Corporation	36,800	1,786,272
Commerce Bancshares, Inc.	9,300	613,986
JPMorgan Chase & Company	37,400	4,220,216
KeyCorp	59,400	1,181,466
PNC Financial Services Group, Inc. (The)	8,100	1,103,139
SunTrust Banks, Inc.	11,000	734,690
U.S. Bancorp	42,900	2,265,549
Wells Fargo & Company	59,800	3,143,088
Zions Bancorporation	37,400	1,875,610
		20,983,604
BEVERAGES - 0.5%
PepsiCo, Inc.	16,400	1,833,520

BIOTECHNOLOGY - 2.2%
Alexion Pharmaceuticals, Inc. (a)	7,000	973,070
Amgen, Inc.	8,400	1,741,236
Biogen, Inc. (a)	6,700	2,367,177
Celgene Corporation (a)	11,100	993,339
Regeneron Pharmaceuticals, Inc. (a)	3,400	1,373,736
		7,448,558
BUILDING PRODUCTS - 0.1%
Masco Corporation	13,200	483,120

Schedule of Portfolio Investments (Continued)
AAMA Equity Fund

COMMON STOCKS - 41.4% (Continued)	Shares	Value
CHEMICALS - 0.3%
Huntsman Corporation	40,500	$1,102,815

COMMUNICATIONS EQUIPMENT - 1.4%
Cisco Systems, Inc.	71,600	3,483,340
F5 Networks, Inc. (a)	4,500	897,390
Juniper Networks, Inc.	15,400	461,538
		4,842,268
CONSTRUCTION & ENGINEERING - 0.5%
Fluor Corporation	18,000	1,045,800
Quanta Services, Inc. (a)	16,100	537,418
		1,583,218
CONSUMER FINANCE - 0.8%
Capital One Financial Corporation	26,500	2,515,645

CONTAINERS & PACKAGING - 0.4%
Ball Corporation	27,000	1,187,730

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.7%
AT&T, Inc.	34,500	1,158,510
Verizon Communications, Inc.	25,100	1,340,089
		2,498,599
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.8%
Cognex Corporation	12,800	714,496
Corning, Inc.	34,000	1,200,200
FLIR Systems, Inc.	10,400	639,288
		2,553,984
FOOD & STAPLES RETAILING - 1.6%
Kroger Company (The)	37,500	1,091,625
Walgreen Boots Alliance, Inc.	19,700	1,436,130
Walmart, Inc.	29,100	2,732,781
		5,260,536
FOOD PRODUCTS - 1.3%
Archer-Daniels-Midland Company	31,200	1,568,424
General Mills, Inc.	18,300	785,436
Ingredion, Inc.	7,100	745,216
Kraft Heinz Company (The)	5,000	275,550

Schedule of Portfolio Investments (Continued)
AAMA Equity Fund

COMMON STOCKS - 41.4% (Continued)	Shares	Value
FOOD PRODUCTS - 1.3% (Continued)
McCormick & Company, Inc.	7,300	$961,775
		4,336,401
HEALTH CARE EQUIPMENT & SUPPLIES - 0.8%
Edwards Lifesciences Corporation (a)	6,700	1,166,470
Medtronic plc	15,100	1,485,387
		2,651,857
HEALTH CARE PROVIDERS & SERVICES - 2.4%
Centene Corporation (a)	10,800	1,563,624
CVS Health Corporation	15,300	1,204,416
Humana, Inc.	4,700	1,591,044
UnitedHealth Group, Inc.	7,400	1,968,696
Universal Health Services, Inc. - Class B	12,100	1,546,864
		7,874,644
HEALTH CARE TECHNOLOGY - 0.4%
Cerner Corporation (a)	20,800	1,339,728

HOTELS, RESTAURANTS & LEISURE - 0.2%
Norwegian Cruise Line Holdings Ltd. (a)	13,000	746,590

HOUSEHOLD DURABLES - 0.1%
Newell Brands, Inc.	23,000	466,900

HOUSEHOLD PRODUCTS - 0.5%
Procter & Gamble Company (The)	21,900	1,822,737

INDUSTRIAL CONGLOMERATES - 1.1%
3M Company	12,100	2,549,591
General Electric Company	88,800	1,002,552
		3,552,143
INTERNET SOFTWARE & SERVICES - 0.2%
Akamai Technologies, Inc. (a)	7,000	512,050

IT SERVICES - 2.1%
Cognizant Technology Solutions Corporation - Class A	10,400	802,360
International Business Machines Corporation	15,100	2,283,271
Mastercard, Inc. - Class A	11,100	2,470,971
Visa, Inc. - Class A	9,400	1,410,846
		6,967,448

Schedule of Portfolio Investments (Continued)

AAMA Equity Fund

COMMON STOCKS - 41.4% (Continued)	Shares	Value
LIFE SCIENCES TOOLS & SERVICES - 0.2%
Bio-Rad Laboratories, Inc. - Class A (a)	2,300	$719,877

MACHINERY - 0.7%
Cummins, Inc.	10,000	1,460,700
ITT, Inc.	12,900	790,254
		2,250,954
OIL, GAS & CONSUMABLE FUELS - 2.3%
Cimarex Energy Company	10,000	929,400
Diamondback Energy, Inc.	7,000	946,330
EOG Resources, Inc.	6,300	803,691
Exxon Mobil Corporation	18,000	1,530,360
Occidental Petroleum Corporation	23,700	1,947,429
Pioneer Natural Resources Company	8,000	1,393,520
		7,550,730
PHARMACEUTICALS - 2.0%
Bristol-Myers Squibb Company	29,200	1,812,736
Johnson & Johnson	16,000	2,210,720
Pfizer, Inc.	61,500	2,710,305
		6,733,761
ROAD & RAIL - 1.4%
Norfolk Southern Corporation	7,200	1,299,600
Union Pacific Corporation	19,800	3,224,034
		4,523,634
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.7%
Applied Materials, Inc.	42,800	1,654,220
Intel Corporation	64,300	3,040,747
QUALCOMM, Inc.	20,100	1,447,803
Skyworks Solutions, Inc.	9,000	816,390
Texas Instruments, Inc.	19,700	2,113,613
		9,072,773
SOFTWARE - 2.7%
Adobe Systems, Inc. (a)	10,000	2,699,500
Microsoft Corporation	32,500	3,717,025
Red Hat, Inc. (a)	7,000	953,960
VMware, Inc. - Class A (a)	10,400	1,623,024
		8,993,509

Schedule of Portfolio Investments (Continued)
AAMA Equity Fund

COMMON STOCKS - 41.4% (Continued)	Shares	Value
SPECIALTY RETAIL - 0.9%
Advance Auto Parts, Inc.	7,000	$1,178,310
Home Depot, Inc. (The)	4,000	828,600
Lowe’s Companies, Inc.	9,000	1,033,380
		3,040,290
TOBACCO - 0.1%
Philip Morris International, Inc.	5,100	415,854

TRADING COMPANIES & DISTRIBUTORS - 0.6%
Fastenal Company	15,000	870,300
W.W. Grainger, Inc.	2,900	1,036,489
		1,906,789
WIRELESS TELECOMMUNICATION SERVICES - 0.3%
T-Mobile US, Inc. (a)	12,300	863,214

TOTAL COMMON STOCKS (Cost $118,285,263)		$138,187,306

EXCHANGE-TRADED FUNDS - 53.2%	Shares	Value
Invesco QQQ Trust Series 1	109,600	$20,362,584
iShares Core S&P 500 ETF	101,200	29,624,276
iShares Core S&P U.S. Growth ETF	239,600	14,883,952
Schwab U.S. Large-Cap ETF	401,700	27,942,252
Vanguard Growth ETF	112,500	18,117,000
Vanguard Mid-Cap ETF	49,000	8,045,310
Vanguard Mid-Cap Growth ETF	63,500	9,048,750
Vanguard S&P 500 ETF	115,600	30,870,980
Vanguard Small-Cap ETF	52,100	8,470,418
Vanguard Small-Cap Growth ETF	55,000	10,302,600
TOTAL EXCHANGE-TRADED FUNDS (Cost $143,927,158)		$177,668,122

U.S. TREASURY OBLIGATIONS - 3.0%	Coupon	Maturity	Principal Amount	Fair Value
U.S. Treasury Bills - 3.0%(b)
U.S. Treasury Bills (Cost $9,958,938)	2.042%	12/13/18	$10,000,000	$9,956,961

Schedule of Portfolio Investments (Continued)

AAMA Equity Fund

MONEY MARKET FUNDS - 2.3%	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Advisory Class, 1.67%(c) (Cost $7,866,335)	7,866,335	$7,866,335

TOTAL INVESTMENTS (Cost $280,037,694) - 99.9%		$333,678,724

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		319,554

NET ASSETS - 100.0%		$333,998,278

(a)	Non-income producing security.

(b)	Rate shown is the annualized yield at time of purchase, not a coupon rate.

(c)	The rate shown is the 7-day effective yield as of September 30, 2018.

plc - Public Liability Company

See accompanying notes to Schedules of Portfolio Investments.

Schedule of Portfolio Investments

AAMA Income Fund

September 30, 2018 (Unaudited)

U.S. GOVERNMENT AGENCIES - 2.1%	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.1%
Federal Home Loan Mortgage Corporation (Cost $2,997,402)	2.500%	04/23/20	$3,000,000	$2,986,080

U.S. TREASURY OBLIGATIONS - 97.3%	Coupon	Maturity	Principal Amount	Fair Value
U.S. Treasury Bills - 4.3%(a)
U.S. Treasury Bills	2.294%	03/07/19	$6,000,000	$5,940,340

U.S. Treasury Bonds - 1.4%
U.S. Treasury Bonds	1.500%	05/15/20	2,000,000	1,959,532

U.S. Treasury Notes - 91.6%
U.S. Treasury Notes	1.375%	11/30/18	3,500,000	3,495,455
U.S. Treasury Notes	1.500%	01/31/19	12,000,000	11,967,396
U.S. Treasury Notes	1.500%	05/31/19	9,500,000	9,437,656
U.S. Treasury Notes	1.625%	08/31/19	10,000,000	9,909,766
U.S. Treasury Notes	3.375%	11/15/19	7,000,000	7,051,133
U.S. Treasury Notes	1.375%	01/15/20	12,000,000	11,796,094
U.S. Treasury Notes	3.500%	05/15/20	6,000,000	6,066,562
U.S. Treasury Notes	1.625%	07/31/20	10,000,000	9,789,063
U.S. Treasury Notes	1.375%	09/15/20	3,000,000	2,918,203
U.S. Treasury Notes	2.625%	11/15/20	5,000,000	4,977,344
U.S. Treasury Notes	3.625%	02/15/21	7,000,000	7,121,133
U.S. Treasury Notes	2.250%	04/30/21	10,000,000	9,848,047
U.S. Treasury Notes	2.000%	08/31/21	10,000,000	9,756,250
U.S. Treasury Notes	2.000%	11/15/21	3,000,000	2,920,781
U.S. Treasury Notes	1.875%	01/31/22	5,000,000	4,837,109
U.S. Treasury Notes	1.875%	05/31/22	5,000,000	4,820,117
U.S. Treasury Notes	1.875%	07/31/22	2,000,000	1,924,453
U.S. Treasury Notes	2.000%	11/30/22	10,000,000	9,635,937
				128,272,499

Total U.S. Treasury Obligations (Cost $138,084,120)				$136,172,371

Schedule of Portfolio Investments (Continued)
AAMA Income Fund

MONEY MARKET FUNDS - 0.2%	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Advisory Class, 1.67%(b) (Cost $272,560)	272,560	$272,560

TOTAL INVESTMENTS (Cost $141,354,082) - 99.6%		$139,431,011

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%		552,134

NET ASSETS - 100.0%		$139,983,145

(a)	Rate shown is the annualized yield at time of purchase, not a coupon rate.

(b)	The rate shown is the 7-day effective yield as of September 30, 2018.

See accompanying notes to Schedules of Portfolio Investments.

Asset Management Funds

Notes to Schedules of Portfolio Investments

September 30, 2018 (Unaudited)

The AAMA Equity Fund and AAMA Income Fund (each, a “Fund” and collectively the “Funds”) are separate series of Asset Management Funds (the “Trust”). The Trust was reorganized as a Delaware statutory trust on September 30, 1999 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management company. The Trust follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financials Services - Investment Companies.” The Trust Agreement permits the Board of Trustees (“Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest of separate series. Each Fund is represented by a series of shares separate from those of the Trust’s other series.

The investment adviser to the Funds is Advanced Asset Management Advisers, Inc. (the “Adviser”).

The Trust maintains an insurance policy that insures its officers and Trustees against certain liabilities. Under the Trust’s organization documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund.

Significant accounting policies are as follows:

1.    Securities Valuation

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used by the Funds maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical securities

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Listed securities and Exchange-Traded Funds (“ETFs”) for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are normally traded. Investments in open-end investment companies are valued at their reported net asset value (“NAV”). In each of these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Short-term debt investments of sufficient credit quality maturing in less than 61 days may be valued at amortized cost, which may approximate fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, certain prices have become stale, or an event occurs that materially affects the furnished price) are valued by the Fair Value Committee. In these cases, the Fair Value Committee, established and appointed by the Trustees, determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. Depending on

Asset Management Funds

Notes to Schedules of Portfolio Investments (Continued)

the source and relative significance of the valuation inputs in these instances, the valuations for these securities may be classified as Level 2 or Level 3 in the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued using amortized cost in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2018:

AAMA Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$138,187,306	$—	$—	$138,187,306
Exchange-Traded Funds	177,668,122	—	—	177,668,122
U.S. Treasury Obligations	—	9,956,961	—	9,956,961
Money Market Funds	7,866,335	—	—	7,866,335
Total	$323,721,763	$9,956,961	$—	$333,678,724

AAMA Income Fund	Level 1	Level 2	Level 3	Total
U.S. Government Agencies	$—	$2,986,080	$—	$2,986,080
U.S. Treasury Obligations	—	136,172,371	—	136,172,371
Money Market Funds	272,560	—	—	272,560
Total	$272,560	$139,158,451	$—	$139,431,011

Refer to each Fund’s Schedule of Portfolio Investments for a listing of the securities by security type and industry type. As of September 30, 2018, the Funds did not have any transfers into or out of any Level. There were no Level 3 securities held by the Funds as of September 30, 2018. It is the Funds’ policy to recognize transfers into or out of any Level at the end of the reporting period.

2.    Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.    Federal Income Tax

The following information is computed on a tax basis for each item as of September 30, 2018:

	AAMA Equity Fund	AAMA Income Fund
Cost of portfolio investments	$280,037,694	$141,354,082

Gross unrealized appreciation	$57,918,311	$—
Gross unrealized depreciation	(4,277,281)	(1,923,071)

Net unrealized appreciation (depreciation)	$53,641,030	$(1,923,071)

Asset Management Funds

Notes to Schedules of Portfolio Investments (Continued)

4.    Investment in Other Investment Companies

The Funds may invest a significant portion of their assets in shares of one or more investment companies, including ETFs. ETFs issue their shares to authorized participants in return for a specific basket of securities. The authorized participants then sell the ETF’s shares on the secondary market. In other words, ETF shares are traded on a securities exchange based on their fair value. There are certain risks associated with investments in ETFs. Investments in ETFs are subject to the risk that the ETF’s shares may trade at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risk that a Fund receives less than NAV when selling an ETF) to the ETF’s NAV. Investments in ETFs are also subject to index-tracking risk because the total return generated by the securities will be reduced by transaction costs and expenses not incurred by the indices. Certain securities comprising the index tracked by an ETF may temporarily be unavailable, which may further impede the ETF’s ability to track its applicable index or match the index’s performance. Finally, ETF shares are also subject to the risks applicable to the underlying basket of securities. As of September 30, 2018, the AAMA Equity Fund had 53.2% of the value of its net assets invested in ETFs.

AAAMCO ULTRASHORT FINANCING FUND
SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES	21.0%
1 Mo. London Interbank Offering Rate (LIBOR)	21.0%
Freddie Mac
(Floating, ICE LIBOR USD 1M + 0.40%, 0.40% Floor), 2.51%(1)(2)		8/25/25	$30,500,000	$30,500,000
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES
(Cost $30,500,000)				30,500,000

	Percentage of Net Assets	Principal Amount/ Shares	Value
INVESTMENT COMPANIES	1.3%
Northern Institutional Treasury Portfolio, 1.93%*		1,829,066	$1,829,066
TOTAL INVESTMENT COMPANIES
(Cost $1,829,066)			1,829,066

REPURCHASE AGREEMENTS	77.8%
Amherst Pierpont Securities LLC, 2.58%, (Agreement dated 09/25/18 to be repurchased at $20,010,033 on 10/02/18. Collateralized by U.S. Government Mortgage-Backed Securities and U.S Government Treasuries, 1.50% - 6.50%, with a value of $20,779,970, due at 09/15/21 - 01/16/60)		20,000,000	20,000,000
BCM High Income Fund, L.P., 2.80%, (Open repurchase agreement which the Fund can initiate closure at any time. Collateralized by SBA Pools, 4.25% - 5.583% with a value of $29,988,222, due at 07/25/42 - 07/25/43 and cash equivalents of $2,715,327)		30,263,426	30,263,426
BCM High Income Fund, L.P., 3.10%, (Open repurchase agreement which the Fund can initiate closure at any time. Collateralized by SBA Loans, with a value of $1,462,514, due at 07/15/42 - 12/15/42 and cash equivalents of $140,695)		1,568,103	1,568,103
BMO Capital, 2.28%, (Agreement dated 09/26/18 to be repurchased at $29,012,857 on 10/03/18. Collateralized by U.S. Government Mortgage-Backed Securities, 1.998% - 5.000%, with a value of $30,450,000, due at 01/25/22 - 09/15/48)		29,000,000	29,000,000
JVB Financial Group, LLC, 2.96%, (Agreement dated 09/21/18 to be repurchased at $8,432,392 on 10/24/18. Collateralized by VIC Master Trust Series 2017-V1 Certificates, 3.75% - 6.25%, with a value of $8,957,930, due at 09/01/43 - 10/01/48)		8,411,643	8,411,643
JVB Financial Group, LLC, 2.98%, (Agreement dated 09/28/18 to be repurchased at $5,513,997 on 10/31/18. Collateralized by TMC Master Trust Series 2016-M3 Certificates, 4.375% - 5.750%, with a value of $5,850,859, due at 06/01/48 - 10/01/48)		5,498,976	5,498,976
Vining-Sparks IBG, L.P., 2.74%, (Open repurchase agreement which the Fund can initiate closure at any time. Collateralized by SBA Loans, 5.075% - 6.152%, with a value of $19,923,278, due at 01/15/27 - 11/15/31)		18,089,352	18,089,352
TOTAL REPURCHASE AGREEMENTS
(Cost $112,831,500)			112,831,500

TOTAL INVESTMENTS
(Cost $145,160,566)	100.1%		145,160,566
NET OTHER ASSETS (LIABILITIES)	(0.1)%		(106,237)

NET ASSETS	100.0%		$145,054,329

See notes to Schedule of Investments.

AAAMCO ULTRASHORT FINANCING FUND
SCHEDULE OF INVESTMENTS (concluded)
September 30, 2018 (Unaudited)

*	The rate presented is the rate in effect at September 30, 2018.

(1)	Variable rate security. The rate presented is the rate in effect at September 30, 2018.

(2)	ICE LIBOR is a benchmark rate produced from the average of interest rates that some of the world’s leading banks charge each other for short-term loans.

See notes to Schedule of Investments.

ULTRA SHORT MORTGAGE FUND
SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES	58.6%
1 Mo. London Interbank Offering Rate (LIBOR)	5.9%
Freddie Mac
(Floating, ICE LIBOR USD 1M + 0.16%, 0.16% Floor), 2.27%(2)(3)		9/25/22	$2,566,066	$2,565,398
1 Yr. Constant Maturity Treasury Based ARMS	21.9%
Fannie Mae Grantor Trust
4.58%(1)(3)		5/25/42	4,464,760	4,540,080
Fannie Mae Whole Loan
4.36%(1)(3)		8/25/42	1,185,932	1,208,552
4.06%(1)(3)		8/25/42	3,743,743	3,808,861
				9,557,493
12 Mo. London Interbank Offering Rate (LIBOR)	23.0%
Fannie Mae
(Floating, ICE LIBOR USD 1Y + 1.72%, 10.22% Cap), 4.17%(2)(3)		9/1/36	109,479	114,874
(Floating, ICE LIBOR USD 1Y + 1.77%, 11.34% Cap), 4.01%(2)(3)		6/1/37	3,885,520	4,080,717
(Floating, ICE LIBOR USD 1Y + 1.55%, 10.59% Cap), 4.01%(2)(3)		9/1/38	5,616,306	5,818,359
				10,013,950
6 Mo. Certificate of Deposit Based ARMS	1.2%
Fannie Mae
(Floating, ICE LIBOR USD 6M + 1.00%, 12.23% Cap), 3.24%(2)(3)		6/1/21	30,333	30,339
(Floating, ICE LIBOR USD 6M + 1.49%, 10.46% Cap), 3.75%(2)(3)		12/1/24	318,334	327,776
Freddie Mac
(Floating, ICE LIBOR USD 6M + 1.85%, 9.75% Cap), 3.96%(2)(3)		1/1/26	166,672	170,066
				528,181
SBA Pool Floaters	6.6%
Small Business Administration Pool
(Variable, Prime Rate U.S. + 0.09%), 5.09%(3)		10/25/38	2,713,594	2,902,425
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES
(Cost $25,723,683)				25,567,447

FIXED RATE MORTGAGE-RELATED SECURITIES	25.3%
30 Yr. Securities	2.3%
Freddie Mac
6.00%		6/6/37	938,158	982,117
Collateralized Mortgage Obligations	23.0%
Freddie Mac
3.25%		4/25/23	5,000,000	5,011,355
Government National Mortgage Association
1.35%		6/16/37	5,174,842	5,019,017
				10,030,372
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
(Cost $11,247,253)				11,012,489

See notes to Schedule of Investments.

ULTRA SHORT MORTGAGE FUND
SCHEDULE OF INVESTMENTS (concluded)
September 30, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
INVESTMENT COMPANIES	16.0%
Northern Institutional Treasury Portfolio, 1.93%*		4,783,232	$4,783,232
AAAMCO Ultrashort Financing Fund(4)		219,442	2,194,422
TOTAL INVESTMENT COMPANIES
(Cost $6,977,654)			6,977,654

TOTAL INVESTMENTS
(Cost $43,948,590)	99.9%		43,557,590
NET OTHER ASSETS (LIABILITIES)	0.1%		29,881

NET ASSETS	100.0%		$43,587,471

*	The rate presented is the rate in effect at September 30, 2018.

(1)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The rate presented is the rate in effect at September 30, 2018.

(2)	ICE LIBOR is a benchmark rate produced from the average of interest rates that some of the world’s leading banks charge each other for short-term loans.

(3)	Variable rate security. The rate presented is the rate in effect at September 30, 2018.

(4)	Affiliated fund, see Note E.

See notes to Schedule of Investments.

LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	95.4%
Banks	3.3%
M&T Bank Corp.		3,500	$575,890
PNC Financial Services Group
(The), Inc.		6,500	885,235
			1,461,125
Capital Goods	10.8%
Caterpillar, Inc.		3,500	533,715
Cummins, Inc.		10,000	1,460,700
Honeywell International, Inc.		5,500	915,200
Ingersoll-Rand PLC		7,689	786,585
The Boeing Co.		3,000	1,115,700
			4,811,900
Consumer Durables & Apparel	1.0%
NIKE, Inc.		5,500	465,960
Consumer Services	2.3%
Carnival Corp.		8,396	535,413
Las Vegas Sands Corp.		8,000	474,640
			1,010,053
Diversified Financials	3.5%
Discover Financial Services		12,942	989,416
S&P Global, Inc.		3,000	586,170
			1,575,586
Energy	6.1%
ConocoPhillips		10,000	774,000
EOG Resources, Inc.		1,500	191,355
Valero Energy Corp.		15,257	1,735,484
			2,700,839
Food & Staples Retailing	2.9%
Walgreens Boots Alliance, Inc.		18,000	1,312,200
Food Beverage & Tobacco	2.3%
PepsiCo, Inc.		9,154	1,023,417
Health Care Equipment & Services	4.0%
UnitedHealth Group, Inc.		6,692	1,780,340
Household & Personal Products	0.5%
Estee Lauder Cos (The), Inc.		1,500	217,980
Insurance	8.1%
Aflac, Inc.		35,950	1,692,166
Progressive (The) Corp.		24,000	1,704,960
Prudential Financial, Inc.		2,188	221,688
			3,618,814
Materials	3.6%
LyondellBasell Industries NV		15,753	1,614,840
Pharmaceuticals & Biotechnology	11.6%
AbbVie, Inc.		15,000	1,418,700
Amgen, Inc.		6,570	1,361,895
Bristol-Myers Squibb Co.		9,700	602,176

See notes to Schedule of Investments.

LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (concluded)
September 30, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
Pharmaceuticals & Biotechnology (continued)	11.6%
Eli Lilly & Co.		16,400	$1,759,884
			5,142,655
Real Estate	2.4%
Simon Property Group, Inc.		6,137	1,084,715
Retailing	5.7%
Best Buy Co., Inc.		3,000	238,080
Dollar General Corp.		1,000	109,300
Home Depot (The), Inc.		5,176	1,072,209
Lowe’s Cos., Inc.		9,576	1,099,516
			2,519,105
Semiconductors & Semiconductor	6.6%
Broadcom, Inc.		7,000	1,727,110
Intel Corp.		14,500	685,705
KLA-Tencor Corp.		5,000	508,550
			2,921,365
Software & Services	17.6%
Alphabet, Inc.(a)		1,510	1,822,691
Facebook, Inc.(a)		9,500	1,562,370
Intuit, Inc.		6,250	1,421,250
Mastercard, Inc.		5,000	1,113,050
Microsoft Corp.		16,900	1,932,853
			7,852,214
Technology Hardware & Equipment	0.8%
NetApp, Inc.		4,000	343,560
Utilities	2.3%
Edison International		11,762	796,052
Exelon Corp.		5,000	218,300
			1,014,352
TOTAL COMMON STOCKS
(Cost $32,524,321)			42,471,020

	Percentage of Net Assets	Shares	Value
INVESTMENT COMPANIES	4.7%
Northern Institutional Treasury Portfolio, 1.93%*		2,077,957	$2,077,957
TOTAL INVESTMENT COMPANIES
(Cost $2,077,957)			2,077,957

TOTAL INVESTMENTS
(Cost $34,602,278)	100.1%		44,548,977
NET OTHER ASSETS (LIABILITIES)	(0.1)%		(53,360)

NET ASSETS	100.0%		$44,495,617

*	The rate presented is the rate in effect at September 30, 2018.

(a)	Non-income producing security.

See notes to Schedule of Investments.

NOTES TO FINANCIAL STATEMENTS
September 30, 2018

Asset Management Fund (the “Trust”) was reorganized as a Delaware statutory trust on September 30, 1999, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management company. As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” As of September 30, 2018, the Trust is authorized to issue an unlimited number of shares, at no par value, in three separate series: the AAAMCO Ultra-short Financing Fund, the Ultra Short Mortgage Fund and the Large Cap Equity Fund (referred to individually as a “Fund” and collectively as the “Funds”). The AAAMCO Ultrashort Financing Fund is authorized to issue two classes of shares: Class I Shares and Class Y Shares. Class I and Class Y Shares of the AAAMCO Ultrashort Financing Fund have the same rights and obligations except: (i) Class I Shares bear a distribution fee, while Class Y Shares do not have any distribution fee, which will cause Class I Shares to have a higher expense ratio and to pay lower dividends than those related to Class Y Shares; (ii) other expenses, which are determined to properly apply to one class of shares upon approval by the Board of Trustees of the Trust (“Board”), will be borne solely by the class to which such expenses are attributable; and (iii) each class will have exclusive voting rights with respect to the matters relating to its own distribution arrangements. The AAAMCO Ultrashort Financing Fund commenced operations on June 6, 2017. The Ultra Short Mortgage Fund offers a single class of shares. The Large Cap Equity Fund is authorized to issue two classes of shares: Class AMF Shares and Class H Shares. Class AMF and Class H Shares of the Large Cap Equity Fund have the same rights and obligations except: (i) Class AMF Shares bear a distribution fee, while Class H Shares do not have any distribution fee, which will cause Class AMF Shares to have a higher expense ratio and to pay lower dividend rates than those related to Class H Shares; (ii) other expenses, which are determined to properly apply to one class of shares upon approval by the (“Board”), will be borne solely by the class to which such expenses are attributable; and (iii) each class will have exclusive voting rights with respect to the matters relating to its own distribution arrangements.

The Trust maintains an insurance policy that insures its officers and trustees against certain liabilities. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund.

A. Significant accounting policies are as follows:

SECURITY VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

The Funds’ prices for equity securities are generally provided by an independent third party pricing service approved by the Board as of the close of the regular trading session of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of each Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the mean of the latest bid and ask quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value (“NAV”) as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2018

The Funds’ debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Board. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which may approximate fair value. Repurchase agreements are valued at par daily, as long as the market value of collateral is sufficient to support this valuation. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy. If a pricing service is unable to provide valuations for a particular security or securities, or the Pricing Committee has determined that such valuations are unreliable, the Board has approved the use of a fair valuation methodology implemented by the Pricing Committee to fair value the security or securities.

Within the fair value pricing methodology implemented by the Pricing Committee, among the more specific factors that are considered in determining the fair value of investments in debt instruments are: (1) information obtained with respect to market transactions in such securities or comparable securities; (2) the price and extent of public trading in similar securities of the issuer or comparable securities; (3) the fundamental analytical data relating to the investment; (4) quotations from broker/ dealers, yields, maturities, ratings and various relationships between securities; and (5) evaluation of the forces which influence the market in which these securities are purchased and sold. The fair valuation process also takes into consideration factors such as interest rate changes, movements in credit spreads, default rate assumptions, repayment assumptions, type and quality of collateral, and security seasoning. Imprecision in estimating fair value can impact the amount of unrealized appreciation or depreciation recorded for a particular security, and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

Fair value pricing, including evaluated prices obtained from pricing services, is inherently a process of estimates and judgments. Fair value prices may fluctuate less than market prices due to technical issues which may impact the prices at which the Funds can purchase or sell securities. Market prices can be impacted by technical factors such as short term changes in market liquidity and volatility which may not directly impact fair value prices. In addition, changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the marketplace, resulting in potentially greater NAV volatility.

While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values at the time of pricing, the Trust cannot ensure that fair value prices would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security, particularly in a forced or distressed sale.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2018:

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
AAAMCO Ultrashort Financing Fund
Investment Companies	$1,829,066	$—	$—	$1,829,066
Adjustable Rate Mortgage-Related Securities	—	30,500,000	—	30,500,000
Repurchase Agreements	—	112,831,500	—	112,831,500
Total Investments	1,829,066	143,331,500	—	145,160,566
Ultra Short Mortgage Fund
Adjustable Rate Mortgage-Related Securities	—	25,567,447	—	25,567,447
Fixed Rate Mortgage-Related Securities	—	11,012,489	—	11,012,489
Investment Companies	6,977,654	—	—	6,977,654
Total Investments	6,977,654	36,579,936	—	43,557,590
Large Cap Equity Fund
Common Stocks	42,471,020	—	—	42,471,020
Investment Companies	2,077,957	—	—	2,077,957
Total Investments	44,548,977	—	—	44,548,977

As of September 30, 2018, there were no Level 3 securities held by the Funds. The Trust’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Level 1, 2 or 3 as of September 30, 2018, based on levels assigned to securities as of October 31, 2017.

NOTES TO FINANCIAL STATEMENTS (concluded)
September 30, 2018

REPURCHASE AGREEMENTS

The AAAMCO Ultrashort Financing Fund and the Ultra Short Mortgage Fund may invest in obligations of the U.S. Government or other obligations that are not subject to any investment limitation on the part of national banks that may be purchased from government securities dealers or the custodian bank, subject to the seller’s agreement to repurchase them at an agreed upon date and price. The Funds, through the custodian, receives delivery of the underlying collateral for each repurchase agreement. The Funds require the custodian to take possession of all collateral for repurchase agreements. The Funds require the fair value of collateral underlying the repurchase agreement to be at least 102% of the repurchase price, including any accrued interest earned on the repurchase agreement. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by a Fund may be delayed or limited. There were no repurchase agreements held by the Ultra Short Mortgage Fund as of September 30, 2018.

The Funds may enter into transactions subject to enforceable netting arrangements (“netting arrangements”) under a repurchase agreement. Generally, netting arrangements allow the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty. In addition, netting arrangements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. As of September 30, 2018, the AAAMCO Ultrashort Financing Fund has invested in the repurchase agreements described below, with gross exposures on the Statement of Assets and Liabilities, that could be netted subject to netting agreements.

The following table presents the repurchase agreements, which are subject to netting arrangements, as well as the collateral received related to those repurchase agreements.

			Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund Name	Counterparty	Gross Amounts of Assets Presented In Statements of Assets and Liabilities	Financial Instruments	Net Amount
AAAMCO Ultrashort Financing Fund	Amherst Pierpont Securities LLC	$20,000,000	$(20,000,000)	$—
	BCM High Income Fund, LP	31,831,529	(31,831,529)	—
	BMO Capital	29,000,000	(29,000,000)
	JVB Financial Group, LLC	13,910,619	(13,910,619)	—
	Vining-Sparks IBG, L.P.	18,089,352	(18,089,352)	—
	Total	$112,931,500	$(112,831,500)	$—

At September 30, 2018, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciaiton	Tax Unrealized (Depreciation)	Net Unrealized Appreciaiton (Depreciation)
AAAMCO Ultrashort Financing Fund	$145,160,566	$—	$—	$—
Ultra Short Mortgage Fund	43,948,590	144,303	(535,303)	(391,000)
Large Cap Equity Fund	34,602,278	10,230,967	(284,268)	9,946,699

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There have not been any changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Asset Management Fund

By (Signature and Title)	/s/ Trent Statczar
Trent Statczar, Treasurer

Date:	November 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David Bunstine
David Bunstine, President

Date:	November 20, 2018

By (Signature and Title)	/s/ Trent Statczar
Trent Statczar, Treasurer

Date:	November 20, 2018